Pension and Other Postretirement Employee Benefit Plans (ABO) (FY) (Details) - Pension benefit plans - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 157	$ 62
Fair value of plan assets	$ 135	$ 53